Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Operations (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EXPENSES:
General and administrative expenses	$ 100,314	$ 131,745	$ 126,868
Legal Settlements And Other	(2,591)	(721)	6,000
Operating loss	(285,605)	(633,919)	(306,952)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 12)	(280,348)	(300,131)	(220,564)
Interest income	9,811	12,227	9,595
Loss on interest rate swaps	(11,513)	(12,671)	8,616
Other, net	(12,899)	4,282	3,315
Total other (expenses), net	(105,775)	(296,293)	(199,038)
Net income	80,014	259,803	63,323
Net Income To Common Stockholders	$ 78,839	$ 259,031	$ 63,221
Earnings per common share, basic and diluted	$ 0.57	$ 1.96	$ 0.48
Weighted average number of shares, basic and diluted	138,757,176	131,837,227	131,727,504
Ocean Rig UDW Inc
EXPENSES:
General and administrative expenses	$ 6,924	$ 7,983	$ 8,565
Operating loss	(6,924)	(7,983)	(8,565)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 12)	(65,988)	(82,109)	(53,193)
Interest income	0	1,383	0
Loss on interest rate swaps	0	0	(149)
Other, net	5,041	6,224	2,358
Total other (expenses), net	(60,947)	(74,502)	(50,984)
Equity in earnings of subsidiaries (eliminated in consolidation)	147,885	342,288	122,872
Net income	80,014	259,803	63,323
Net Income To Common Stockholders	$ 78,839	$ 259,031	$ 63,221
Earnings per common share, basic and diluted	$ 0.57	$ 1.96	$ 0.48
Weighted average number of shares, basic and diluted	138,757,176	131,837,227	131,727,504